Intangible Assets Including Goodwill - Intangible Assets Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Intangible assets, increase (decrease)	$ (1,439)
Impairment of intangible assets	0	$ 0
Intangible asset amortization expense	2,468	1,850
Retirement of fully amortized intangible assets	$ 1,483	$ 946